Offerings	Feb. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share, reserved for issuance pursuant to the 2020 Equity Incentive Plan
Amount Registered | shares	33,320,950
Proposed Maximum Offering Price per Unit | $ / shares	64.41
Maximum Aggregate Offering Price	$ 2,146,202,390
Fee Rate	0.01531%
Amount of Registration Fee	$ 328,583.59
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) covers any additional shares of Roblox Corporation’s (the “Registrant”) Class A common stock that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered represents an automatic increase to the number of shares of the Registrant’s Class A common stock reserved for issuance pursuant to future awards under the 2020 Plan, which annual increase is provided for in the 2020 Plan. The proposed maximum offer price is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $64.41 per share, which is the average of the high and low prices of the Registrant’s Class A common stock, as reported on the New York Stock Exchange, on February 13, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share, reserved for issuance pursuant to the 2020 Employee Stock Purchase Plan
Amount Registered | shares	6,664,190
Proposed Maximum Offering Price per Unit | $ / shares	54.75
Maximum Aggregate Offering Price	$ 364,864,403
Fee Rate	0.01531%
Amount of Registration Fee	$ 55,860.74
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered represents an automatic increase to the number of shares of the Registrant’s Class A common stock reserved for issuance under the 2020 ESPP, which annual increase is provided for in the 2020 ESPP. The proposed maximum offer price is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $64.41 per share, which is the average of the high and low prices of the Registrant’s Class A common stock, as reported on the New York Stock Exchange, on February 13, 2025. Pursuant to the 2020 ESPP, the purchase price of the shares of the Registrant’s Class A common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of the Registrant’s Class A common stock on the first trading day of the offering period or on the exercise date.